Share Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share Based Compensation [Abstarct]
SHARE BASED COMPENSATION

16. SHARE BASED COMPENSATION

Share option plan

A summary of the option activity as of June 30, 2025 and 2024 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $
Outstanding, January 1, 2025	—	—	—
Outstanding, June 30, 2025	—	—	—	—
Exercisable, June 30, 2025	—	—	—	—
Vested, June 30, 2025	—	—	—	—

Outstanding, January 1, 2024	427,060	3.59	9.28	—

Exercised	(289,401)	.03		1,384,653
Outstanding, June 30, 2024	137,659	2.68	9.26	234,296
Exercisable, June 30, 2024	137,659	2.68	9.26	234,296
Vested, June 30, 2024	137,659	2.68	9.26	234,296

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.

17. SHARE BASED COMPENSATION

Share option plan

On October 13, 2017, the Group adopted the 2017 Share Option Plan (the “Option Plan”) and on November 5, 2021, the Group amended the Option Plan. A total of 550,000 Class A Ordinary Shares (subject to subsequent adjustments described more fully below) may be issued pursuant to awards under the Option Plan. Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the Option Plan. Awards will be made pursuant to agreements and may be subject to vesting and other restrictions as determined by the board of directors.

153,146 options were granted on March 8, 2022 to directors, employees, external consultants and advisors of the Group with an exercise price of $13.4 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date. 74,881 options vest on January 1, 2023 and expire on December 31, 2033; 74,906 options vest on January 1, 2024 and expire on December 31, 2034; 1,866 options vest on June 8, 2022 and expire on June 7, 2033; and 1,493 options vest on July 14, 2022 and expire on July 13, 2033.

On March 31, 2023, the Group entered into exchange agreements and cancelled 177,667 existing vested and unvested share options held by related parties option holders and cancelled the Group’s obligations for deferred cash bonus payables of $3.1 million by granting of 403,820 share options (“New Options”) with 6 months vesting period. The New Options’ exercise price was $2.68 per share, which was based on the last closing price of the shares traded on the NASDAQ stock exchange on the grant date. All options fully vested on October 1, 2023 and expires on September 30, 2033. On March 31, 2023, the Group entered into supplemental agreements with the same related parties option holders to provide additional cash compensation to cover the exercise price of the New Options. On March 31, 2023, the Group entered into exchange agreements and cancelled 70,428 existing vested and unvested share options held by non-related parties option holders and cancelled the Group’s obligations for deferred cash bonus payables of $1.6 million by issuance of 70,430 fully vested Class A Ordinary Shares. The Group accounted for this exchange for both related parties and non-related parties share option holders as a modification to share based compensation which required the remeasurement of existing share options value at the time of the modification. The total incremental cost as a result of the modification was $0.7 million.

A summary of the option activity for the years ended December 31, 2024, 2023 and 2022 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value
Outstanding, January 1, 2024	427,060	3.59	9.28
Exercised	(427,060)	1.49		1,436,963
Outstanding, December 31, 2024	—	—	—	—
Exercisable, December 31, 2024	—	—	—	—
	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value
Outstanding, January 1, 2023	272,126	21.54	10.83
Granted	403,820	2.68
Exercised	(791)	20.90		—
Modified	(248,095)	21.74
Exercisable, December 31, 2023	420,157	3.43	9.42	—
	Number of share options(1)	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value
Outstanding, January 1, 2022	127,404	31.91	11.01
Granted	153,146	13.40	12.30
Exercised	(6,721)	25.25		—
Forfeited	(1,268)	28.11
Cancelled	(435)	116.71
Outstanding, December 31, 2022	272,126	21.54	10.83	—
Exercisable, December 31, 2022	89,300	32.71	9.64	—

____________

(1)      All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.

The weighted-average grant date fair value of share option grants during the years ended December 31, 2023 and 2022 was $2.68 and $10.02, respectively. The maximum contractual term for share option was 12.8 years.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.

	Granted in 2023	Granted in 2022
Expected volatility	170.10%	89.55%
Risk-free interest rate	3.48%	1.86%
Expected term from grant date (in years)	5.25	5.63 – 6.41
Dividend rate	—	—
Dilution factor	1	1
Fair value	$2.68	$9.74 – $10.16

In connection with the grant of share options to employees and non-employees, the Group recorded share-based compensation charges of $697,446 and $391,479, respectively, for the year ended December 31, 2023, and $1,123,122 and $523,877, respectively, for the year ended December 31, 2022. For the year ended December 31, 2024, there were no charges related to share-based compensation.